Consolidated Segment Data (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

Revenues by segment for the three and nine months ended December 31, 2020 and 2019 are as follows:

	Three months ended December 31,		Nine months ended December 31,
Revenues	2020	2019	2020	2019
Garments manufacturing segment	$2,287,981	$2,643,560	$5,186,042	$3,517,009
Logistics services segment	824,025	1,384,342	3,664,409	4,665,387
Property management and subleasing	294,759	-	294,759	-
Epidemic prevention supplies segment	4,787	-	11,868,854	-
Total of reportable segments and consolidated revenue	$3,411,552	$4,027,902	$21,014,064	$8,182,396

Income from operations by segment for the three and nine months ended December 31, 2020 and 2019 are as follows:

	Three months ended		Nine months ended
	December 31,		December 31,
	2020	2019	2020	2019
Garment manufacturing segment	$98,905	$158,268)	$240,423	$187,803
Logistics services segment	57,222	(176,350)	92,506	(168,634)
Property management and subleasing	5,966	-	5,966	-
Epidemic prevention supplies	(201,147)	-	(3,297,265)	-
Total of reportable segments	(39,054)	(18,082)	(2,958,370)	19,169
Reconciliation – Corporate	(249,472)	(227,210)	(634,645)	(927,569)
Total consolidated loss from operations	$(288,526)	$(245,292)	$(3,593,015)	$(908,400)

Total assets by segment as at December 31, 2020 and March 31, 2020 are as follows:

Total assets	December 31, 2020	March 31, 2020
Garment manufacturing segment	$2,628,877	$4,098,758
Logistics services segment	1,877,949	2,422,140
Property management and subleasing	9,993,744	-
Epidemic prevention supplies	243,075	-
Total of reportable segments	14,743,645	6,520,898
Reconciliation – Corporate	2,534,719	1,901,080
Consolidated total assets	$17,278,364	$8,421,978

Revenues by segment for the years ended March 31, 2020 and 2019 are as follows:

Revenues	2020	2019
Garment manufacturing segment	$4,298,518	$3,359,637
Logistics services segment	5,873,861	6,667,283
Total of reportable segments	10,172,379	10,026,920
Reconciliation – Corporate	-	-
Total consolidated revenue	$10,172,379	$10,026,920

Income from operations by segment for the years ended March 31, 2020 and 2019 are as follows:

Operating income (loss)	2020	2019
Garment manufacturing segment	$215,324	$8,091
Logistics services segment	80,128	(10)
Total of reportable segments	295,452	8,081
Reconciliation – Corporate	(1,159,770)	(691,208)
Total consolidated loss from operations	$(864,318)	$(683,127)
Garment manufacturing segment	(26,686)	(12,762)
Logistics services segment	(72,750)	10,118
Total of reportable segments	(99,436)	(2,644)
Reconciliation – Corporate	(793)	(3)
Total consolidated loss before income tax	$(964,547)	$(685,774)
Income tax expense	(16,070)	(8,555)
Net loss	$(980,617)	$(694,329)

Depreciation and amortization by segment for the years ended March 31, 2020 and 2019 are as follows:

Depreciation	2020	2019
Garment manufacturing segment	$9,739	$23,036
Logistics service segment	104,652	92,637
Total of reportable segments	114,391	115,673
Reconciliation – Corporate	-	-
Total consolidated depreciation	$114,391	$115,673

Expenditure for addition of long lived assets for the years ended March 31, 2020 and 2019 are as follows:

Expenditure for additions to long lived assets	2020	2019
Garment manufacturing segment	$6,526	$-
Logistics services segment	129,476	228,618
Total of reportable segments	136,002	228,618
Reconciliation – Corporate	-	-
Total consolidated expenditure for additions to long lived assets	$136,002	$228,618

Total assets by segment at March 31, 2020 and 2019 are as follows:

Total assets	2020	2019
Garment manufacturing segment	$4,098,758	$1,242,335
Logistics services segment	2,422,140	2,253,308
Total of reportable segments	6,520,898	3,495,643
Reconciliation – Corporate	1,901,080	476,203
Total consolidated total assets	$8,421,978	$3,971,846